Income Tax - Additional Information (Details)	12 Months Ended
Jun. 30, 2020 USD ($)
Operating Loss Carryforwards [Line Items]
Change in valuation allowance	$ 25,745
U.S. Federal
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	0
State
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	$ 0